Prepaid Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Director compensation		$ 100	$ 66
Director and officer insurance	161	121	33
NASDAQ fees	14
Legal retainer	25	25	25
Marketing programs and conferences	54	53
Professional service retainer	15	8	8
Inventory purchase deposits			20
Rent		19
Equipment service deposits	2	3	7
Foreign patent registration	22
Engineering, software licenses and other	11	13	11
Total prepaid expenses	$ 304	$ 342	$ 170